Basis of accounting	6 Months Ended
Jun. 30, 2025
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of accounting

Note 1

Basis of accounting
Basis of preparation
The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together, UBS AG)
are prepared in

accordance with IFRS Accounting Standards,

as issued by

the International Accounting Standards
Board (the IASB),

and are

presented in

US dollars. These

interim financial statements

are prepared in

accordance
with IAS 34, Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the UBS AG consolidated annual

financial statements for the period ended 31 December

2024.
These

interim

financial

statements

are

unaudited

and

should

be

read

in

conjunction

with:

UBS AG’s

audited
consolidated financial statements in the UBS

AG Annual Report 2024; the

“Management report” sections of this
report,

specifically

the

disclosures

in

the

“Recent

developments”

section

of

this

report

regarding

the

sale

of
O’Connor

hedge funds

and

the

ownership increase

in

UBS

Securities China

and

in

the

“UBS AG

performance,
business divisions and

Group Items” section

of this report

regarding the sale

of Select Portfolio

Servicing (the US
mortgage servicing business

of Credit Suisse) and the transactions

related to Swisscard; and the

information about
significant

transactions

disclosed

in

the

UBS

AG

first

quarter

2025

report.

In

the

opinion

of

management,

all
necessary adjustments have been made for

a fair presentation of UBS AG’s financial position,

results of operations
and cash flows.
Preparation of

these interim financial

statements requires management

to make

estimates and

assumptions that
affect

the

reported

amounts

of

assets,

liabilities,

income,

expenses

and

disclosures

of

contingent

assets

and
liabilities. These estimates

and assumptions are based

on the best available

information. Actual results

in the future
could differ

from such

estimates and

differences may

be material

to the

financial statements.

Revisions to

estimates,
based on regular

reviews, are recognized

in the period

in which they

occur. For more

information about areas of
estimation

uncertainty

that

are

considered

to

require

critical

judgment,

refer

to

“Note 1a

Material

accounting
policies” in the “Consolidated financial statements”

section of the UBS AG Annual Report 2024.